INVESTMENT IN SECURITIES (Details1) $ in Millions	Dec. 31, 2016 USD ($)
Contractual maturities of debt securities
2017	$ 38
2022 and thereafter	106
Total maturities of available-for-sale securities, at fair value	$ 144